Insurance Coverage (Details) - 12 months ended Dec. 31, 2025 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Insurance Coverage [Abstract]
Insurance coverage for operational risks, maximum indemnity	$ 1,225,000	R$ 6,740,440
Insurance coverage for civil general liabilities, maximum indemnity	20,000	110,048
Domestic transportation insurance policy, maximum indemnity		60,000
Intentional transportation insurance policy, maximum indemnity	$ 75,000	R$ 412,680